Derivative liability (Tables)	6 Months Ended
Jun. 30, 2021
Derivative liability
Schedule of changes in fair values of the derivative liability

	June 30,	December 31,
	2021	2020
Balance, beginning	$17,899,855	$5,456,265
Decrease of derivative liabilities for warrants priced in USD per change in functional currency (Note 3)	(17,899,855)
Recognize of derivative liabilities for warrants priced in CAD per change in functional currency (Note 3)	32,439,081	—
Warrants exercised	(12,190,962)	(20,491,542)
Changes in fair value of derivative liabilities	(12,257,385)	32,935,132
Balance, ending	$7,990,734	$17,899,855